RECEIVABLES	12 Months Ended
Dec. 31, 2021
RECEIVABLES
Receivables

10. RECEIVABLES

Trade receivables are non-interest-bearing and are generally on terms of 30 to 90 days.

	December 31,
	2021	2020	2019
Input tax recoverable	$79,036	$73,804	$20,741
Trade receivable	-	1,961	195,433
Subscriptions receivable	-	-	30,497
	$79,036	$75,765	$246,671

During the year ended December 31, 2021, the Company recovered $50,906 (2020 - $Nil, 2019 - $Nil) of receivables which were impaired in the prior year. The Company wrote-off $Nil (2020 - $470,278, 2019 - $16,304) of receivables which are no longer expected to be recovered.